1933 Act File No. 2-75122
                                          1940 Act File No. 811-3337

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                   ---

    Pre-Effective Amendment No.      .......................

    Post-Effective Amendment No.   30 ......................         X
                                 -----                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   23  ....................................         X
                  ------                                           ---

                           TAX-FREE INSTRUMENTS TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

_immediately upon filing pursuant to paragraph (b). X on May 31, 1998, pursuant to paragraph (b).
    60 days after filing pursuant to paragraph (a)(i).
    on                 pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


    This Amendment to the Registration Statement of TAX-FREE INSTRUMENTS TRUST which is comprised of two classes of shares: (1) Investment Shares and (2) Institutional Service Shares, relates to both classes of shares and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-2) Cover Page.
Item 2.     Synopsis......................(1-2) Summary of Trust Expenses.
Item 3.     Condensed Financial
            Information...................(1) Financial Highlights--Investment
                                          Shares; (2) Financial Highlights--
                                          Institutional Service Shares;
                                          (1-2) Performance Information.
Item 4.     General Description of
            Registrant....................(1-2) General Information; (1-2)
                                          Investment Information; (1-2)
                                          Investment Objective; (1-2)
                                          Investment Policies; (1-2) Municipal
                                          Securities; (1-2) Investment Risks;
                                          (1-2) Investment Limitations; (1-2)
                                          Other Classes of Shares.
Item 5.     Management of the Fund........(1-2) Trust Information; (1-2)
                                          Management of the Trust; (1)
                                          Distribution of Investment Shares; (2)
            ----------------------
                                          Distribution of Institutional Service
                                          Shares; (1-2) Administration of the
                                          Trust.
Item 6.     Capital Stock and Other
            Securities....................(1-2) Dividends; (1-2) Capital Gains;
                                          (1-2) Voting Rights; (1-2) Tax
                                          Information; (1-2) Federal
                                          Income Tax; (1-2) State and Local
                                          Taxes.
Item 7.     Purchase of Securities Being
            Offered.......................(1-2) Net Asset Value; (1-2) How to
                                          Purchase Shares; (1) Exchange
                                          Privilege; (1) Making an
                                          Exchange; (1-2) Account Activity.

Item 8.     Redemption or Repurchase......(1-2) How to Redeem Shares; (1)
                                          Special Redemption Features; (1-2)
                                          Accounts With Low Balances.
            ------------------------

Item 9.     Pending Legal Proceedings     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-2) Cover Page.
Item 11.    Table of Contents.............(1-2) Table of Contents.
Item 12.    General Information and
            History                       Not applicable.
Item 13.    Investment Objectives and
            Policies......................(1-2) Investment Policies; (1-2)
                                          Investment Limitations.
Item 14.    Management of the Fund        (1-2) Tax-Free Instruments Trust
                                          Management.
Item 15.    Control Persons and Principal
            Holders of Securities         (1-2) Share Ownership.
Item 16.    Investment Advisory and Other
            Services......................(1-2) Investment Advisory Services;
                                          (1-2) Other Services; (1-2)
                                           Shareholder Services.
Item 17.    Brokerage Allocation..........(1-2) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not applicable.
Item 19.    Purchase, Redemption and Pricing
            of Securities Being Offered...(1-2) Determining Net Asset Value;
                                          (1-2) Redemption in Kind.
Item 20.    Tax Status....................(1-2) The Trust's Tax Status.
Item 21.    Underwriters                  Not applicable
Item 22.    Calculations of Yield Quotations
            of Money Market Funds.........(1-2) Performance Information.
Item 23.    Financial Statements          (1-2) Financial Statements. (Financial
                                          Statements are incorporated by
                                          reference to the Annual
                                          Report of Registrant dated March 31,
                                          1998). (File No. 2-75122 and File No.
                                          811-3337).

Tax-Free Instruments Trust

Investment Shares

PROSPECTUS

The Investment Shares of Tax-Free Instruments Trust (the "Trust") offered by this prospectus represent interests in an open-end management investment company (a mutual fund). The Trust invests in short-term municipal securities to achieve current income exempt from all federal income tax consistent with stability of
principal.      THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR
OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated May 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the
SEC at Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated May 31, 1998

TABLE OF CONTENTS

 Summary of Trust Expenses 1 Financial HighlightsInvestment Shares 2 General Information 3 Year 2000 Statement 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Municipal Securities 5 Investment Risks 5 Investment Limitations 5 Trust Information 6 Management of the Trust 6 Distribution of Investment Shares 6 Administration of the Trust 7 Net Asset Value 7 How to Purchase Shares 7 Purchasing Shares Through a Financial Institution 7 Purchasing Shares by Wire 8 Purchasing Shares by Check 8 Special Purchase Features 8 Exchange Privilege 8 Making an Exchange 8 How to Redeem Shares 9 Redeeming Shares Through a Financial Institution 9 Redeeming Shares by Telephone 9 Redeeming Shares by Mail 9 Special Redemption Features 10 Account and Share Information 10 Dividends 10 Capital Gains 10 Account Activity 10 Accounts with Low Balances 10 Voting Rights 10 Tax Information 10 Federal Income Tax 10 State and Local Taxes 11 Other Classes of Shares 11 Performance Information 11

SUMMARY OF TRUST EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES
         Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as if applicable)
None Redemption Fee (as a percentage of amount redeemed,if applicable) None
Exchange Fee None

   ANNUAL TRUST OPERATING EXPENSES
  (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                             0.44%
12b-1 Fee                                                                                    None
Total Other Operating Expenses                                                               0.29%
   Shareholder Services Fee(2)                                                         0.15%
Total Expenses(3)                                                                            0.73%

 (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.89% absent the voluntary waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.
 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year                                                                      $ 7
3 Years                                                                     $23
5 Years                                                                     $41
10 Years                                                                    $91

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Trust's independent public accountants. Their report, dated May 14, 1998, on the Trust's financial statements for the year ended March 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Trust's financial statements and the notes thereto, which may be obtained free of charge from the Trust.

                                                                 YEAR ENDED MARCH 31,
                        1998       1997       1996       1995      1994       1993       1992       1991      1990       1989
 NET ASSET VALUE,        $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
   Net investment
   income                  0.03       0.03       0.03       0.03      0.02       0.02       0.04       0.05      0.06       0.05
 LESS DISTRIBUTIONS
   Distributions from
   net                    (0.03)     (0.03)     (0.03)     (0.03)    (0.02)     (0.02)     (0.04)     (0.05)    (0.06)     (0.05)
 investment income
 NET ASSET VALUE, END OF $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00
 PERIOD
 TOTAL RETURN(A)           3.10%      2.92%      3.32%      2.70%     2.01%      2.42%      3.84%      5.40%     5.88%      5.28%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                0.73%      0.71%      0.71%      0.70%     0.61%      0.55%      0.55%      0.55%     0.55%      0.55%
   Net investment income   3.04%      2.88%      3.27%      2.66%     2.00%      2.38%      3.73%      5.25%     5.73%      5.14%
   Expense                 0.16%      0.18%      0.24%      0.17%     0.14%      0.10%      0.11%      0.12%     0.11%      0.08%
 waiver/reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end
   of period
   (000 omitted)     $1,646,267 $1,506,918 $1,465,333 $1,277,894 $1,327,506$1,619,531 $1,440,970 $1,214,045 $1,142,022 $1,313,391

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MARCH 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 1, 1981. The shares in any one portfolio may be offered in separate classes. With respect to this Trust, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Investment Shares and Institutional Service Shares. This prospectus relates only to Investment Shares of the Trust, which are designed primarily for individuals as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Trust may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $500 is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

YEAR 2000 STATEMENT

Like other mutual funds and business organizations worldwide, the Trust's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, computer hardware in use today cannot distinguish the year 2000 from the year 1900. This design flaw may have a negative impact in the handling of securities trades, pricing, and accounting services. The Trust and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 and reasonably believe that systems will be year 2000 compliant when required. The Trust is continuing to analyze the financial impact of instituting a year 2000 compliant program on
its operations.      INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income exempt from federal income tax consistent with stability of principal. Federal income tax includes the alternative minimum tax. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders, unless indicated otherwise.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in a portfolio of municipal securities maturing in thirteen months or less. At least 80% of the Trust's annual interest income will be exempt from federal income tax. However, the interest from certain municipal securities is subject to the federal alternative minimum tax, and up to 20% of the Trust's income may be derived from such securities. As a matter of operating policy, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.

ACCEPTABLE INVESTMENTS

The Trust invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from all federal income tax including the alternative minimum tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;
   * bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;
   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Trust may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows the Trust to treat the income from the investment as exempt from federal income tax. The Trust invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal
Securities.      MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT

Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Trust and affect its share price. The Trust may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Trust invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; repurchase agreements (arrangements in which the organization selling the Trust a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price); and prime commercial paper rated A-1 by Standard and Poor's, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch IBCA, Inc. Although, the Trust is permitted to make taxable, temporary investments,
there is no current intention to do so.      MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Trust could become limited.

The Trust may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Trust should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.

The Trust will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Trust, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Trustee of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors, Inc.

Federated Management and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INVESTMENT SHARES

Federated Securities Corp. is the principal distributor for Investment Shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced
voluntarily.      Under the Shareholder Services Agreement, Federated
Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Investment Shares from the value of Trust assets attributable to Investment Shares, and dividing the remainder by the number of Investment Shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Trust, with a minimum initial investment of $1,500 or more or additional investments of as little as $100. Financial institutions may impose different minimum investment requirements on their
customers.      In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Trust reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Trust before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Trust receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

Shareholders who have purchased shares through a financial intermediary, such as a bank or broker/dealer, should consult their financial representative for information regarding the applicability of this section, "How to Purchase Shares," as well as "Exchange Privilege" and "How to Redeem Shares."

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Tax-Free Instruments Trust Investment Shares; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Tax-Free Instruments TrustInvestment Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $50 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Trust shares. Shareholders should contact their financial institution or the Trust to participate in this program. Customers of certain financial institutions may not be eligible to participate in this program.
EXCHANGE PRIVILEGE     Investment Shares may be acquired in exchange for shares
of certain other funds for which affiliates of Federated Investors, Inc. serve as investment adviser and principal underwriter (the "Federated Funds") at net asset value plus any sales charge of the fund into which the Investment Shares
are to be exchanged. No additional fees are imposed on exchanges.      Exchanges
must be in amounts of at least the value of the minimum investment required of the fund into which the Investment Shares are to be exchanged. Before the exchange, the shareholder must receive a prospectus for the fund for which the exchange is being made. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed, and the proceeds invested in shares of the other fund. The Trust reserves the right to reject any exchange. The exchange privilege may be terminated or modified at any time. Shareholders will be notified of the termination or modifications of the exchange privilege.

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

For further information on the exchange privilege and to obtain prospectuses for Federated Funds, contact the Trust.

MAKING AN EXCHANGE

Instructions for exchanges for the Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Trust may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 1099 Hingham Street, Rockland, MA 02370-3317.

TELEPHONE INSTRUCTIONS

Before an exchange can be made by telephone, a properly executed authorization form must be completed and on file with Federated Shareholder Services Company. Shares may be exchanged between two funds only if they have identical shareholder registrations. Telephone instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Trust before that time for shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in minimum amounts of $1,000 may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through an ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name and the class designation; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Trust shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Trust to redeem shares, and a check may not be written to close an account.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Trust. Customers of certain financial institutions may not be eligible to participate in this program.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $5,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
     VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of
shareholders owning at least 10% of the outstanding shares of the Trust.     As
of May 5, 1998, Fiduciary Trust Co. International, organized in the the state of New York owned 38.56% of the Institutional Service Shares of the Trust, and, therefore, may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.
     TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Trust may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Because interest received by the Trust may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Trust. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to individuals, institutions, and fiduciaries and are subject to a minimum initial investment of $25,000.

All classes are subject to certain of the same expenses. Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees. Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return, yield, effective yield, and tax-equivalent yield. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Trust's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

[Graphic]
Federated Investors

Tax-Free Instruments Trust

Investment Shares

PROSPECTUS

MAY 31, 1998

An Open-End Management Investment Company

TAX-FREE
INSTRUMENTS TRUST
INVESTMENT SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank
and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor
1-800-431-7400
www.federatedinvestors.com

Cusip 876924101
8062810A-IV (5/98)

[Graphic]


Tax-Free Instruments Trust

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Tax-Free Instruments Trust (the "Trust") offered by this prospectus represent interests in an open-end management investment company (a mutual fund). The Trust invests in short-term municipal securities to achieve current income exempt from all federal income tax
consistent with stability of principal.      THE SHARES OFFERED BY THIS
PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated May 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the
SEC at Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated May 31, 1998

TABLE OF CONTENTS

 Summary of Trust Expenses                         1
 Financial HighlightsInstitutional Service Shares  2
 General Information                               3
 Year 2000 Statement                               3
 Investment Information                            3
 Investment Objective                              3
 Investment Policies                               3
 Municipal Securities                              5
 Investment Risks                                  5
 Investment Limitations                            5
 Trust Information                                 6
 Management of the Trust                           6
 Distribution of Institutional Service Shares      6
 Administration of the Trust                       7
 Net Asset Value                                   7
 How to Purchase Shares                            7
 Purchasing Shares by Wire                         7
 Purchasing Shares by Check                        8
 How to Redeem Shares                              8
 Redeeming Shares by Telephone                     8
 Redeeming Shares by Mail                          8
 Account and Share Information                     8
 Dividends                                         8
 Capital Gains                                     8
 Account Activity                                  9
 Accounts with Low Balances                        9
 Voting Rights                                     9
 Tax Information                                   9
 Federal Income Tax                                9
 State and Local Taxes                             9
 Other Classes of Shares                          10
 Performance Information                          10

SUMMARY OF TRUST EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES
         Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as if applicable)
None Redemption Fee (as a percentage of amount redeemed,if applicable) None
Exchange Fee None

   ANNUAL TRUST OPERATING EXPENSES
  (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                             0.44%
12b-1 Fee                                                                                    None
Total Other Operating Expenses                                                               0.14%
   Shareholder Services Fee(2)                                                         0.00%
Total Expenses(3)                                                                            0.58%

 (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.89% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.
 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year                                                                      $ 6
3 Years                                                                     $19
5 Years                                                                     $32
10 Years                                                                    $73

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Trust's independent public accountants. Their report, dated May 14, 1998, on the Trust's financial statements for the year ended March 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Trust's financial statements and the notes thereto, which may be obtained free of charge from the Trust.

                                                                YEAR ENDED MARCH 31,
                                                    1998      1997      1996      1995    1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.03      0.03      0.03      0.03      0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income          (0.03)    (0.03)    (0.03)    (0.03)    (0.01)
 NET ASSET VALUE, END OF PERIOD                      $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                                      3.25%     3.08%     3.47%     2.85%     0.92%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           0.58%     0.56%     0.56%     0.55%    0.55%*
   Net investment income                              3.19%     3.02%     3.43%     2.82%    1.99%*
   Expense waiver/reimbursement(c)                    0.31%     0.33%     0.40%     0.17%    0.14%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)        $284,124   $247,946 $304,516  $358,826 $390,453

* Computed on an annualized basis.

(a) Reflects operations for the period from October 15, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MARCH 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981. The shares in any one portfolio may be offered in separate classes. With respect to this Trust, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Investment Shares. This prospectus relates only to Institutional Service Shares of the Trust, which are designed primarily for individuals, institutions, and fiduciaries as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Trust may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $25,000 is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

YEAR 2000 STATEMENT

Like other mutual funds and business organizations worldwide, the Trust's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, computer hardware in use today cannot distinguish the year 2000 from the year 1900. This design flaw may have a negative impact in the handling of securities trades, pricing, and accounting services. The Trust and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 and reasonably believe that systems will be year 2000 compliant when required. The Trust is continuing to analyze the financial impact of instituting a year 2000 compliant program on
its operations.      INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income exempt from federal income tax consistent with stability of principal. Federal income tax includes the alternative minimum tax. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders, unless indicated otherwise.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in a portfolio of municipal securities maturing in thirteen months or less. At least 80% of the Trust's annual interest income will be exempt from federal income tax. However, the interest from certain municipal securities is subject to the federal alternative minimum tax, and up to 20% of the Trust's income may be derived from such securities. As a matter of operating policy, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.

ACCEPTABLE INVESTMENTS

The Trust invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from all federal income tax including the alternative minimum tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;
   * bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;
   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Trust may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Trust to treat the income from the investment as exempt from federal income tax. The Trust invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT

Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Trust and affect its share price. The Trust may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Trust invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; repurchase agreements (arrangements in which the organization selling the Trust a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price); and prime commercial paper rated A-1 by Standard and Poor's, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch IBCA, Inc. Although, the Trust is permitted to make taxable, temporary investments,
there is no current intention to do so.      MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Trust could become limited.

The Trust may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Trust should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.

The Trust will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Trust, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Trustee of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors, Inc.

Federated Management and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.
     SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS     In addition to payments
made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust investment adviser or its affiliates.
ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Trust assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Tax-Free Instruments TrustInstitutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement. PURCHASING SHARES BY CHECK


Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Tax-Free Instruments TrustInstitutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in minimum amounts of $1,000 may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the
telephone number listed on your account statement.      Telephone instructions
may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name and the class designation; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.
ACCOUNTS WITH LOW BALANCES     Due to the high cost of maintaining accounts with
low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional
shares to meet the minimum requirement.      VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of
shareholders owning at least 10% of the outstanding shares of the Trust.     As
of May 5, 1998, Fiduciary Trust Co. International, organized in the the state of New York owned 38.56% of the Institutional Service Shares of the Trust, and, therefore, may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.
     TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Trust may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Because interest received by the Trust may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Trust. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax
laws.      OTHER CLASSES OF SHARES     The Trust also offers another class of
shares called Investment Shares. Investment Shares are sold at net asset value primarily to individuals, and are subject to a minimum initial investment of
$1,500.      All classes are subject to certain of the same expenses. Investment
Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees. Expense differences between classes may affect the performance of
each class.     To obtain more information and a prospectus for Investment
Shares, investors may call 1-800-341-7400.      PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return, yield, effective yield, and its tax-equivalent yield. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Trust's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is
expressed as a percentage.     From time to time, advertisements for the Fund
may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

Federated Investors
[Graphic]

Tax-Free Instruments Trust

Institutional Service Shares

PROSPECTUS

MAY 31, 1998

An Open-End Management Investment Company

TAX-FREE
INSTRUMENTS TRUST
INSTITUTIONAL
SERVICE SHARES
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank
and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC
ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 876924200
8062810A-SS (5/98)

[Graphic]


[Graphic]

Tax-Free Instruments Trust

Investment Shares

PROSPECTUS

The Investment Shares of Tax-Free Instruments Trust (the "Trust") offered by this prospectus represent interests in an open-end management investment company (a mutual fund). The Trust invests in short-term municipal securities to achieve current income exempt from all federal income tax including the alternative minimum tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated May 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 31, 1998

TABLE OF CONTENTS

 Summary of Trust Expenses                1
 Financial Highlights--Investment Shares  2
 General Information                      3
 Year 2000 Statement                      3
 Investment Information                   3
 Investment Objective                     3
 Investment Policies                      3
 Municipal Securities                     5
 Investment Risks                         5
 Investment Limitations                   5
 Net Asset Value                          6
 Investing in the Trust                   6
 Share Purchases                          6
 Full Service Account                     6
 Minimum Investment Required              6
 Receipt of Orders                        6
 Account Activity                         6
 Dividends                                7
 Capital Gains                            7
 Exchange Privilege                       7
 Requirements for Exchange                7
 Tax Consequences                         7
 Making an Exchange                       7
 Telephone Instructions                   7
 Redeeming Shares                         8
 Redeeming by Check                       8
 Written Requests                         8
 Signatures                               8
 Receiving Payment                        8
 Accounts with Low Balances               8
 Trust Information                        9
 Management of the Trust                  9
 Distribution of Investment Shares        9
 Administration of the Trust             10
 Shareholder Information                 10
 Voting Rights                           10
 Tax Information                         10
 Federal Income Tax                      10
 State and Local Taxes                   10
 Other Classes of Shares                 11
 Performance Information                 11

SUMMARY OF TRUST EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) (As a percentage of average net assets) Management Fee (after waiver)(1)

                          INVESTMENT SHARES
                   SHAREHOLDER TRANSACTION EXPENSES
        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                   None
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None
                     ANNUAL OPERATING EXPENSES
               (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                                0.44%
12b-1 Fee                                                                                       None
Total Other Expenses                                                                            0.29%
     Shareholder Services Fee (after waiver)(2)                                         0.15%
Total Operating Expenses(3)                                                                     0.73%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.89% absent the voluntary waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at
the end of each time period.
1 Year          $7
3 Years         $23
5 Years         $41
10 Years        $91

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Trust's independent public accountants. Their report, dated May 14, 1998, on the Trust's financial statements for the year ended March 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                              YEAR ENDED MARCH 31,
                           1998         1997        1996         1995        1994         1993
 NET ASSET VALUE,         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
 BEGINNING OF
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment            0.03         0.03         0.03         0.03         0.02         0.02
  income
 LESS
 DISTRIBUTIONS
  Distributions            (0.03)       (0.03)       (0.03)       (0.03)       (0.02)       (0.02)
  from net
  investment income
 NET ASSET VALUE,         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
 END OF PERIOD
 TOTAL RETURN(A)            3.10%        2.92%        3.32%        2.70%        2.01%        2.42%
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses                  0.73%        0.71%        0.71%        0.70%        0.61%        0.55%
  Net investment            3.04%        2.88%        3.27%        2.66%        2.00%        2.38%
  income
  Expense waiver/           0.16%        0.18%        0.24%        0.17%        0.14%        0.10%
  reimbursement(b)
 SUPPLEMENTAL DATA
  Net assets, end     $1,646,267   $1,506,918   $1,465,333   $1,277,894   $1,327,506   $1,619,531
  of period (000
  omitted)


                                      YEAR ENDED MARCH 31,
                              1992         1991        1990         1989
 NET ASSET VALUE,              $ 1.00       $ 1.00       $ 1.00       $ 1.00
 BEGINNING OF
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment                 0.04         0.05         0.06         0.05
  income
 LESS
 DISTRIBUTIONS
  Distributions                 (0.04)       (0.05)       (0.06)       (0.05)
  from net
  investment income
 NET ASSET VALUE,              $ 1.00       $ 1.00       $ 1.00        $1.00
 END OF PERIOD
 TOTAL RETURN(A)                 3.84%        5.40%        5.88%        5.28%
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses                       0.55%        0.55%        0.55%        0.55%
  Net investment                 3.73%        5.25%        5.73%        5.14%
  income
  Expense waiver/                0.11%        0.12%        0.11%        0.08%
  reimbursement(b)
 SUPPLEMENTAL DATA
  Net assets, end          $1,440,970   $1,214,045   $1,142,022   $1,313,391
  of period (000
  omitted)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MARCH 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981. The shares in any one portfolio may be offered in separate classes. With respect to this Trust, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Investment Shares and Institutional Service Shares. This prospectus relates only to Investment Shares of the Trust, which are designed primarily for individuals as a convenient means of accumulating an interest in a professionally managed portfolio investing primarily in short-term municipal securities. The Trust may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $1,000 is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price. However, a contingent deferred sales charge may be imposed under certain circumstances.

YEAR 2000 STATEMENT

Like other mutual funds and business organizations worldwide, the Trust's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, computer hardware in use today cannot distinguish the year 2000 from the year 1900. This design flaw may have a negative impact in the handling of securities trades, pricing, and accounting services. The Trust and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 and reasonably believe that systems will be year 2000 compliant when required. The Trust is continuing to analyze the financial impact of instituting a year 2000 compliant program on its operations.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income exempt from federal income tax consistent with stability of principal. Federal income tax includes the alternative minimum tax. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders, unless indicated otherwise.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in a portfolio of municipal securities maturing in thirteen months or less. At least 80% of the Trust's annual interest income will be exempt from federal income tax. However, the interest from certain municipal securities is subject to the federal alternative minimum tax, and up to 20% of the Trust's income may be derived from such securities. As a matter of operating policy, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.

ACCEPTABLE INVESTMENTS

The Trust invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from all federal income tax including the alternative minimum tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;
   * bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;
   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Trust may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows the Trust to treat the income from the investment as exempt from federal income tax. The Trust invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT

Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Trust and affect its share price. The Trust may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Trust invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; repurchase agreements (arrangements in which the organization selling the Trust a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price); and prime commercial paper rated A-1 by Standard and Poor's, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch IBCA, Inc. Although, the Trust is permitted to make taxable, temporary investments, there is no current intention to do so.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Trust could become limited.

The Trust may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Trust should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.

The Trust will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

NET ASSET VALUE

The Trust attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Investment Shares from the value of Trust assets attributable to Investment Shares, and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE TRUST

SHARE PURCHASES

To purchase shares of the Trust:

   * sign the Automatic Collection and Reinvestment Service Agreement, also available from an Edward D. Jones & Co. investment representative (optional, but recommended);
   * complete and sign a check-writing application, available from an Edward
     D. Jones & Co. investment representative (optional);
   * enclose a check for $1,000 or more made payable to Edward D. Jones &
     Co.; and
   * send the check and completed form(s) to your local Edward D. Jones & Co. office.

FEDERAL RESERVE OR BANK WIRE

Shares may also be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Trust shares. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions should be directed to your shareholder services representative at the telephone number listed on your account statement. An investment representative of Edward D. Jones & Co. must be contacted before wiring any funds.

FULL SERVICE ACCOUNT

Shareholders of the Trust may subscribe to Edward D. Jones & Co.'s Full Service Account ("FSA"). This program provides a convenient method for investment by linking the shareholder's Trust Account and Edward D. Jones & Co. Brokerage Account. The FSA subscriber, with a free credit balance in a Brokerage Account, will automatically have this sum invested in the Trust Account on a daily basis. FSA also permits daily, automatic redemption of Trust shares to satisfy debit balances in the shareholders' Brokerage Accounts. At present, there is no fee for this service, but Edward D. Jones & Co. reserves the right to charge a fee in the future.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Trust is $1,000. Subsequent investments must be in amounts of at least $1,000 except for the FSA in which there is no minimum requirement. If the investor has signed an Automatic Collection and Reinvestment Service Agreement there is no minimum. An investment can be made by sending a check to Edward D. Jones & Co. with instructions that it be invested in the Trust.

RECEIPT OF ORDERS

Trust shares are sold on days on which the New York Stock Exchange is open. Orders are considered received after payment by check is converted by Edward D. Jones & Co. or Federated Shareholder Services Company, the Trust's transfer agent, into federal funds (normally within two business days of receiving the check). When payment is made with federal funds, the order is considered received immediately.

The Trust reserves the right to reject any purchase request.

ACCOUNT ACTIVITY

All purchases, redemptions, and dividends paid during the preceding month will be confirmed on the shareholder's Edward D. Jones & Co. monthly account statement. The Trust will not issue share certificates.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust. Shares purchased before 3:00 p.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

Since the Trust's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect any capital gains or losses. If the Trust does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Trust realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGE PRIVILEGE

Trust shares may be acquired in exchange for shares of certain other funds for which affiliates of Federated Investors, Inc. serve as investment adviser and principal underwriter (the "Federated Funds") at net asset value. Also, Trust shares may be exchanged for shares in other Federated Funds at net asset value plus a sales charge, if applicable. Neither the Trust nor any of the Federated Funds impose any additional fees on exchanges.

Please contact Edward D. Jones & Co. directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your shares may be exchanged.

Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any funds in the Federated Funds, as long as they maintain a $500 balance in one of the Federated Funds.

REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege.

Further information on the exchange privilege and prospectuses for the Federated Funds are available by contacting your Edward D. Jones & Co.
investment representative.

TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a short-term or long-term capital gain or loss may be realized.

MAKING AN EXCHANGE

Exchange instructions for Federated Funds may be given in writing or by telephoning your Edward D. Jones & Co. investment representative. Written instructions may require a signature guarantee. Shareholders of the Trust may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact the broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with Federated Shareholder Services Company. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with Federated Shareholder Services Company. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by Federated Shareholder Services Company before that time for shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.

REDEEMING SHARES

The Trust redeems shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made:

   * by writing a check;
   * by contacting your Edward D. Jones & Co. investment representative; or
   * by written request.

REDEEMING BY CHECK

At the shareholder's request, Federated Shareholder Services Company will establish a checking account for redeeming Trust shares. For further information, contact an investment representative of Edward D. Jones & Co.

USING THE CHECKING ACCOUNT

With a Trust checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the check is presented to State Street Bank and Trust Company on behalf of the Trust. A check may not be written to close an account. In addition, if a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's local bank. Checks should never be sent to Federated Shareholder Services Company to redeem shares. Canceled checks are currently sent to the shareholder each month. We reserve the right to return on a less frequent basis, or to truncate or image the checks.

WRITTEN REQUESTS

Trust shares may also be redeemed by sending a written request to Edward D. Jones & Co. Call Edward D. Jones & Co. for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request, the shareholder's name, the Trust name, the account number, and the share or dollar amount requested. If share certificates have been issued, they should be sent unendorsed by registered or certified mail with the written request.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;
   * a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. In addition, proceeds from redemption requests received before 3:00 p.m. (Eastern Time) may be wired the same day to the shareholder's account, but will not include that day's dividend. Proceeds from redemption requests after that time include that day's dividend but will be wired the following business day.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, there is an average monthly (calculated on a 30-day basis) account balance policy. Shareholders must maintain a $5,000 average monthly account balance.

Shareholders who do not maintain an average monthly account balance of $5,000, in any given 30-day period, will be charged a $3.00 fee for that period. The checkwriting and FSA privileges will be deleted from accounts with a zero balance after 90 days.

This policy does not currently apply to IRAs, Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones & Co., L.P. These types of accounts may be subject to the policy in the future.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Trust, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Trustee of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors, Inc.

Federated Management and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INVESTMENT SHARES

Federated Securities Corp. is the principal distributor for Investment Shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Trust may make payments up to 0.25% of the average daily net assets of the Investment Shares, computed at an annual rate, to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. as specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of May 5, 1998, Fiduciary Trust Co. International, organized in the state of New York, owned 38.56% of the Institutional Service Shares of the Trust, and, therefore, may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Trust may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Because interest received by the Trust may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Trust. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to individuals, institutions, and fiduciaries and are subject to a minimum initial investment of $25,000.

All classes are subject to certain of the same expenses. Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees. Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return, yield, effective yield, and tax-equivalent yield. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Trust's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

NOTES

ADDRESSES

TAX-FREE INSTRUMENTS TRUST
INVESTMENT SHARES

FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

DISTRIBUTOR

FEDERATED SECURITIES CORP.
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779

INVESTMENT ADVISER

FEDERATED MANAGEMENT
FEDERATED INVESTORS TOWER
1001 LIBERTY AVENUE
PITTSBURGH, PA 15222-3779

[Graphic]

Tax-Free Instruments Trust

Prospectus

May 31, 1998

Edward Jones
201 Progress Parkway
Maryland Heights, MO 63043
1-800-331-2451

[Graphic]

Cusip 876924101
8062810AC (5/98)

[Graphic]


TAX-FREE INSTRUMENTS TRUST

INSTITUTIONAL SERVICE SHARES
INVESTMENT SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectuses of Tax-Free Instruments Trust (the "Trust"), dated May 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

TAX-FREE INSTRUMENTS TRUST
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

Statement dated May 31, 1998

[Graphic]

Cusip 876924101
Cusip 876924200
8062810B (5/98)


[Graphic]

TABLE OF CONTENTS

 INVESTMENT POLICIES 1 Acceptable Investments 1 Participation Interests 1 Municipal Leases 1 Ratings 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 2 Reverse Repurchase Agreements 2 Credit Enhancement 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Borrowing Money 2 Pledging Assets 2 Lending Cash or Securities 3 Investing in Commodities and Minerals 3 Investing in Real Estate 3 Underwriting 3 Concentration of Investments 3 Diversification of Investments 3 Investing in Illiquid Securities 3 Investing in Securities of Other Investment Companies 3 Investing in New Issuers 3 Investing in Issuers Whose Securities are Owned by Officers and Trustees 3 Investing in Options 4 Investing for Control 4 Regulatory Compliance 4 TAX-FREE INSTRUMENTS TRUST MANAGEMENT 4 Share Ownership 8 Trustee Compensation 9 Trustee Liability 9 INVESTMENT ADVISORY SERVICES 9 Investment Adviser 9 Advisory Fees 9 BROKERAGE TRANSACTIONS 10 OTHER SERVICES 10 Fund Administration 10 Custodian and Portfolio Accountant 10 Transfer Agent 10 Independent Public Accountants 10 Shareholder Services 11 DETERMINING NET ASSET VALUE 11 REDEMPTION IN KIND 11 MASSACHUSETTS PARTNERSHIP LAW 12 THE TRUST'S TAX STATUS 12 PERFORMANCE INFORMATION 12 Yield 12 Effective Yield 12 Tax-Equivalent Yield 12 Tax-Equivalency Table 13 Total Return 13 Performance Comparisons 14 Economic and Market Information 14 ABOUT FEDERATED INVESTORS, INC. 14 Mutual Fund Market 14 Institutional Clients 15 Bank Marketing 15 Broker/Dealers and Bank Broker/Dealer Subsidiaries 15 FINANCIAL STATEMENTS 15 APPENDIX 16


INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees without shareholder approval.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

PARTICIPATION INTERESTS

The financial institutions from which the Trust purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Trust the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Trust's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Trust is buying a security meeting the maturity and quality requirements of the Trust and also is receiving the tax-free benefits of the underlying securities.

MUNICIPAL LEASES

The Trust may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

RATINGS

The securities in which the Trust invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. The NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Trust will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating
categories. See "Regulatory Compliance."      WHEN-ISSUED AND DELAYED DELIVERY
TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. The Trust or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Trust may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Trust transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Trust, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

The Trust typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Trust has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Trust may have more than 25% of its total assets invested in securities credit enhanced by banks.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

BORROWING MONEY

The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Trust may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.

Interest paid on borrowed funds will serve to reduce the Trust's income. The Trust will liquidate any borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding.

PLEDGING ASSETS

The Trust will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding 10% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES

The Trust will not lend any of its assets, except that it may acquire publicly or non-publicly issued municipal securities or temporary investments or enter into repurchase agreements, as permitted by its investment objective and policies.

INVESTING IN COMMODITIES AND MINERALS

The Trust will not purchase or sell commodities, commodity contracts, or oil, gas or other mineral exploration or development programs.

INVESTING IN REAL ESTATE

The Trust will not purchase or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

UNDERWRITING

The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Trust will not purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities) if, as a result of such purchase, more than 25% of the value of its assets would be invested in any one industry.

This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of its assets, the Trust will not invest more than 5% of its total assets in the securities of any one issuer.

Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user.

INVESTING IN ILLIQUID SECURITIES

The Trust will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust will not acquire the voting securities of any issuer, except as part of a merger, consolidation, or other acquisition of other assets. It may not invest in securities issued by any other investment company or investment trust.

INVESTING IN NEW ISSUERS

The Trust will not invest more than 5% of the value of its total assets in securities of issuers (or in the alternative, guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES     The
Trust will not purchase or retain the securities of any issuer other than the Trust if the Officers and Trustees of the Trust or its investment adviser, owning individually more than 0.50% of the issuer's securities, together beneficially own more than 5% of the issuer's securities.

INVESTING IN OPTIONS

The Trust will not purchase or sell puts, calls, straddles, spreads, or any combination of them except that the Trust may purchase municipal securities from a bank, broker, dealer, or other person accompanied by the agreement of the seller to purchase them, at the Trust's option, prior to maturity.

The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING FOR CONTROL

The Trust will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TAX-FREE INSTRUMENTS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Tax-Free Instruments Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the
Board.     As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series,
Inc.      SHARE OWNERSHIP     Officers and Trustees as a group own less than 1%
of the Trust's outstanding shares.

As of May 5, 1998, the following shareholders of record owned 5% or more of the outstanding Investment Shares of the Trust: Stephens, Inc., Little Rock, Arkansas, owned approximately 29,689,048 shares (15.56%); Prudential Securities, for the account of Joseph L. Anstett, New York, New York, owned approximately 28,302,645 shares (14.84%); and BHC Securities, Inc., Philadelphia, Pennsylvania, owned approximately 11,243,820 shares (5.89%).

As of May 5, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: Fiduciary Trust Co. International, New York, New York, owned approximately 98,718,200 shares (38.56%); Citibank N.A., Long Island City, New York, owned approximately 27,550,977 shares (10.76%); Memphis Commerce Square, c/o National Bank of Commerce, Memphis, Tennessee, owned approximately 20,897,725 shares (8.16%); and HUBCO, Regions Financial Corp., Birmingham, Alabama, owned approximately
19,222,862 shares (7.51%).      TRUSTEE COMPENSATION
                            AGGREGATE
           NAME,          COMPENSATION
       POSITION WITH           FROM           TOTAL COMPENSATION PAID
           TRUST             TRUST*#             FROM FUND COMPLEX+

  John F. Donahue         $0.00          $0 for the Trust and
  Chairman and Trustee                   56 other investment companies in
                                         the Fund Complex

  Thomas G. Bigley        $2,287.75      $111,222 for the Trust and
  Trustee                                56 other investment companies in
                                         the Fund Complex

  John T. Conroy, Jr.     $2,516.88      $122,362 for the Trust and
  Trustee                                56 other investment companies in
                                         the Fund Complex

  William J. Copeland     $2,516.88      $122,362 for the Trust and
  Trustee                                56 other investment companies in
                                         the Fund Complex

  James E. Dowd           $2,516.88      $122,362 for the Trust and
  Trustee                                56 other investment companies in
                                         the Fund Complex

  Lawrence D. Ellis, M.D. $2,287.75      $111,222 for the Trust and
  Trustee                                56 other investment companies in
                                         the Fund Complex

  Edward L. Flaherty, Jr. $2,516.88      $122,362 for the Trust and
  Trustee                                56 other investment companies in
                                         the Fund Complex

  Peter E. Madden         $2,287.75      $111,222 for the Trust and
  Trustee                                56 other investment companies in
                                         the Fund Complex

  John E. Murray, Jr.     $2,287.75      $111,222 for the Trust and
  Trustee                                56 other investment companies in
                                         the Fund Complex

  Wesley W. Posvar        $2,287.75      $111,222 for the Trust and
  Trustee                                56 other investment companies in
                                         the Fund Complex

  Marjorie P. Smuts       $2,287.75      $111,222 for the Trust and
  Trustee                                56 other investment companies in
                                         the Fund Complex

* Information is furnished for the fiscal year ended March 31, 1998.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Trust's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended March 31, 1998, 1997, and 1996 the adviser earned $9,015,069, $8,802,596, and
$8,657,750, respectively, of which $1,109,430, $1,432,278, and $2,483,925,
respectively, were waived.      BROKERAGE TRANSACTIONS     When selecting
brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended March
31, 1998, 1997, and 1996, the Trust paid no brokerage commissions.      Although
investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.
OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended March 31, 1998, 1997, and 1996, the Administrators earned $1,361,111,
$1,330,311, and $1,310,182, respectively.      CUSTODIAN AND PORTFOLIO
ACCOUNTANT     State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period, plus out-of-pocket
expenses.      TRANSFER AGENT     Federated Services Company, through its
registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by
shareholders.      INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Trust are Arthur Andersen LLP, Pittsburgh, PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing
dividend options, account designations, and addresses.      By adopting the
Shareholder Services Agreement, the Trustees expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders'
requests and inquiries concerning their accounts.     For the fiscal year ended
March 31, 1998, payment in the amount of $4,508,828 was made pursuant to the Shareholder Services Agreement, $2,207,362 of which was paid to financial
institutions.      DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE TRUST'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.     For the seven-day period ended March 31, 1998, the yield for
Institutional Service Shares was 3.12%, and the yield for Investment Shares was
2.97%.      EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th
power; and subtracting 1 from the result.     For the seven-day period ended
March 31, 1998, the effective yield for Institutional Service Shares was 3.17%,
and the effective yield for Investment Shares was 3.01%.      TAX-EQUIVALENT
YIELD

The tax-equivalent yield of the Trust is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Trust would have had to earn to equal its actual yield, assuming 28% tax rate (the maximum effective federal
rate for individuals) and assuming that the income is 100% tax exempt.     For
the seven-day period ended March 31, 1998, the tax-equivalent yield for Investment Shares was 4.13% and the tax-equivalent yield for Institutional
Service Shares was 4.33%.      TAX-EQUIVALENCY TABLE

A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Trust's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                             TAXABLE YIELD EQUIVALENT FOR 1998
                               MULTISTATE MUNICIPAL FUND

  FEDERAL INCOME TAX BRACKET:

                      15.00%       28.00%    31.00%     36.00%    39.60%

  JOINT           $1-             $42,351-  $102,301- $155,951-  OVER
  RETURN          42,350          102,300   155,950   278,450    $278,450

  SINGLE          $1-             $25,351-  $61,401-  $128,101-  OVER
  RETURN          25,350          61,400    128,100   278,450    $278,450

  TAX-EXEMPT
  YIELD                        TAXABLE YIELD EQUIVALENT

  1.00%           1.18%           1.39%     1.45%     1.56%      1.66%
  1.50%           1.76%           2.08%     2.17%     2.34%      2.48%
  2.00%           2.35%           2.78%     2.90%     3.13%      3.31%
  2.50%           2.94%           3.47%     3.62%     3.91%      4.14%
  3.00%           3.53%           4.17%     4.35%     4.69%      4.97%
  3.50%           4.12%           4.86%     5.07%     5.47%      5.79%
  4.00%           4.71%           5.56%     5.80%     6.25%      6.62%
  4.50%           5.29%           6.25%     6.52%     7.03%      7.45%
  5.00%           5.88%           6.94%     7.25%     7.81%      8.28%
  5.50%           6.47%           7.64%     7.97%     8.59%      9.11%
  6.00%           7.06%           8.33%     8.70%     9.38%      9.93%
  6.50%           7.65%           9.03%     9.42%     10.16%     10.76%
  7.00%           8.24%           9.72%     10.14%    10.94%     11.59%
  7.50%           8.82%           10.42%    10.87%    11.72%     12.42%
  8.00%           9.41%           11.11%    11.59%    12.50%     13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Trust shares.

* Some portion of the Trust's income may be subject to the federal alternative minimum tax and state and local taxes.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     For the one-,
five-, and ten-year periods ended March 31, 1998, the average annual total returns for Investment Shares were 3.10%, 2.81%, and 3.68%, respectively. For the one-year period ended March 31, 1998, and for the period from October 15, 1993 through March 31, 1998, the average annual total returns for Institutional
Service Shares were 3.25% and 3.04%, respectively.      PERFORMANCE COMPARISONS
    Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
* LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

* IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

* MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS, INC.

Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the money market sector, Federated Investors,
Inc. gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated Investors, Inc. managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime, and 22 municipal with assets approximating $35 billion, $17.1 billion, and $10.9 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors, Inc.'s equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors, Inc.'s domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors, Inc.'s international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

* Source: Investment Company Institute.

Federated Investors, Inc., through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended March 31, 1998, are incorporated herein by reference to the Annual Report to Shareholders of the Trust dated March 31, 1998 (File Nos. 2-75122 and 811-3337). A copy of the report may be obtained without charge by contacting the Trust.


APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS      A Standard &
Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



PART C.    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits:

PART C.      OTHER INFORMATION

Item 24.      Financial Statements and Exhibits:

              (a) Financial Statements (Incorporated by reference to the Annual Report of the Registrant dated March 31,
                    1998). (File Nos. 2-75122 and 811-3337).
              (b)   Exhibits:
                    (1)   Conformed copy of Amended Declaration of
                          Trust of the Registrant; (11)
                    (2)   (i) Copy of By-Laws of the Registrant; (5)
                          (ii) Copy of Amendment No. 5 to By-Laws; +
                          (iii) Copy of Amendment No. 6 to By-Laws; +
                    (3)   Not applicable;
                    (4)   Copy of Specimen Certificate for Shares
                          of Beneficial Interest of the Registrant; (2)
                    (5) Copy of Investment Advisory Contract of the Registrant; (7)
                    (6)   (i)   Conformed copy of Distributor's Contract
                                of the Registrant; (10)
                          (ii)  The Registrant hereby incorporates the
                                conformed copy of the specimen Mutual
                                Funds Sales and Service Agreement;
                                Mutual Funds Service Agreement and Plan
                                Trustee/Mutual Funds Service Agreement
                                from Item 4(b)(6) of the Cash Trust
                                Series II Registration Statement of Form
                                N-1A, filed with the Commission on July
                                24, 1995. (File Nos. 33-38550 and 811-
                                6269);
                    (7)   Not applicable;
                    (8)   (i)   Conformed copy of Custodian Agreement of
                                the Registrant; (11)
                          (ii)  Conformed copy of Domestic Custody Fee
                                Schedule; +

------------------------------------------
+  All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 to its Registration Statement on Form N-1 Filed on August 13, 1982. (File No. 2-75122 and File No. 811-3337).

5. Response is incorporated by reference to Registrant's Post-Effective Ammendment No. 7 to its Registration Statement on Form N-1A filed on July 14, 1987. (File No. 2-75122 and File No. 811-3337).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed on May 26, 1994. (File No. 2-75122 and File No. 811-3337).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).

                      (9) (i)   Conformed copy of Agreement for Fund
                                Accounting Services, Administrative
                                Services, Transfer Agency Services, and
                                Custody Services Procurement; (12)
                          (ii)  Conformed copy of Shareholder Services
                                Agreement; (11)
                          (iii) The responses described in Item 24(b)(6)
                                are hereby incorporated by reference;
                          (iv)  Conformed copy of Amended and Restated
                                Shareholder Services Agreement; +
                    (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)
                    (11)  Conformed copy of Consent of Independent
                          Public Accountants; +
                    (12)  Not applicable;
                    (13)  Letter Agreement; (3)
                    (14)  Not applicable;
                    (15)  (i)   Copy of Distribution Plan of the
                                Registrant; (4)
                          (ii)  The responses described in Item 24(b)(6)
                                are hereby incorporated by reference;
                    (16)  Copy of Schedule of Computation of Yield
                          Calculation; (11)
                    (17) Copy of Financial Data Schedules; + (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class
                          Plan from Item 24(b)(18) of the World
                          Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996 (File Nos. 33-52149 and 811-
                          07141);
                    (19)  Conformed copy of Power of Attorney. (13)


------------------------------------------
+  All exhibits have been filed electronically.

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 to its Registration Statement on Form N-1 filed on November 4, 1982. (File No. 2-75122 and File No. 811-3337).

4.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 to its Registration Statement on Form N-1 filed on January 30, 1984. (File No. 2-75122 and File No. 811-3337).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed on May 24, 1996. (File No. 2-75122 and File No. 811-3337).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A filed on May 22, 1997. (File No. 2-75122 and File No. 811-3337).

          1. Financial Statements (Incorporated by reference to the Annual Report of the Registrant dated March 31, 1997). (File Nos. 2-75122 and 811-3337).

            2.     Exhibits:
Conformed copy of Amended Declaration of Trust of the Registrant; (11)
Copy of By-Laws of the Registrant; (5)
Not applicable;
Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (2) Copy of Investment Advisory Contract of the Registrant; (7) (i) Conformed copy of Distributor's Contract of the Registrant; (10)
(ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 4(b)(6) of the Cash Trust Series II Registration Statement of Form N-1A, filed with the Commission on July 24, 1995. (File Nos.33-38550 and 811-6269);
Not applicable;  Conformed copy of Custodian Agreement of the Registrant; (11)
(i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (12)
(ii) Conformed copy of Shareholder Services Agreement; (11)
(iii)The responses described in Item 24(b)(6) are hereby incorporated by reference;
Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)
Conformed copy of Consent of Independent Public Accountants; (+)
Not applicable;
Letter Agreement; (3)
Not applicable;
------------------------------------------
+  All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 to its Registration Statement on Form N-1 Filed on August 13, 1982. (File No. 2-75122 and File No. 811-3337).

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 to its Registration Statement on Form N-1 filed on November 4, 1982. (File No. 2-75122 and File No. 811-3337).

5. Response is incorporated by reference to Registrant's Post-Effective Ammendment No. 7 to its Registration Statement on Form N-1A filed on July 14, 1987. (File No. 2-75122 and File No. 811-3337).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed on May 26, 1994. (File No. 2-75122 and File No. 811-3337).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed on May 24, 1996. (File No. 2-75122 and File No. 811-3337).

a)   (i) Copy of Distribution Plan of the Registrant; (4)
     (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference;
b)   Copy of Schedule of Computation of Yield Calculation; (11)
c)   Copy of Financial Data Schedule; (+)
d) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registrations Statement on Form N-1A, filed with the Commission on January 26, 1996 (File Nos. 33-52149 and 811-07141); e) Conformed copy of Power of Attorney. (+)

2. (a) Financial Statements (Incorporated by reference to the Annual Report of Registrant dated March 31, 1996 (File Nos. 2-75122 and 811-3337)

           (a)    (b)  Exhibits:
           (2)    (1)  Conformed Copy of Amended Declaration of Trust of the
                       Registrant (11);
           (3)    (2)  Copy of By-Laws of Registrant (5);
           (4)    (3)  Not applicable;
           (5)    (4)  Copy of Specimen Certificate for Shares of Beneficial
                       Interest of the Registrant (2);
           (6)    (5)  Copy of Investment Advisory Contract of the Registrant
                       (7);

(i)  (6) (i) Conformed copy of Distributor's Contract of the Registrant (10);

(7) (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement of Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

                                   (i)    (7)  Not applicable;
 (b)    (8).....Conformed Copy of Custodian Agreement of the Registrant (11);
                (i) (9) (i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services,Transfer Agency Services, and Custody Services Procurement +;

(8) (ii) Conformed copy Shareholder Services (i) Agreement (11); (i) (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered +; (ii) (11) Conformed copy of Consent of Independent Public Accountants +; (iii) (12) Not applicable; (iv) (13) Letter Agreement
     (3); (v) (14) Not applicable;

+  All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 to its Registration Statement on Form N-1 filed on August 13, 1982. (File No. 2-75122 and File No. 811-3337)

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 to its Registration Statement on Form N-1 filed on November 4, 1982. (File No. 2-75122 and File No. 811-3337)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed on July 14, 1987. (File No. 2-75122 and File No. 811-3337)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed on May 26, 1994. (File No. 2-75122 and File No. 811-3337).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).

 (15)  (i)Copy of Distribution Plan of the Registrant (4);
       (ii)The responses described in Item 24(b)6 are hereby incorporated by reference.
 (16)  Copy of Schedule of Computation of Yield Calculation (11);
 (17)  Copy of Financial Data Schedule; +
(18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
 (19)  Conformed copy of Power of Attorney; +

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:
                                                Number of Record Holders
            Title of Class                        as of May 857, 199781996
            --------------                      --------------------------

            Shares of Beneficial Interest (no par value)

            Investment Shares                               4,6983229,807
            Institutional Service Shares                      45809613

Item 27.    Indemnification:  (7)





















------------------------------------------
+  All exhibits have been filed electronically.

4.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 to its Registration Statement on Form N-1 filed on January 30, 1984. (File No. 2-75122 and File No. 811-3337).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).

+  All exhibits have been filed electronically.

4.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 to its Registration Statement on Form N-1 filed on January 30, 1984. (File No. 2-75122 and File No. 811-3337)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed on July 14, 1987. (File No. 2-75122 and File No. 811-3337)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information -- Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Tax-Free Instruments Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

     The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, and J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, Susan M. Nason, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas M. Franks; Edward
C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Scott B. Schermerhorn, Frank Semack, Aash M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Arthur J. Barry, Michael W. Casey, John T. Gentry, William R. Jamison, Constantine Kartsonsas, Robert M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Gregg S. Tenser, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas
R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Tax-Free Instruments Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President, Federated,
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779



         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779



         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779



         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c) Not applicableItem 29.    Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward
     D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
     Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Underwriter         With Registrant

Richard B. Fisher               Director, Chairman, Chief
Federated Investors Tower       Executive Officer, Chief
Pittsburgh, PA 15222-3779       Operating Officer, Asst.
                                Secretary, and Asst.
                                Treasurer, Federated
                                Securities Corp.

Edward C. Gonzales              Director, Executive Vice
Federated Investors Tower       President, Federated,
Pittsburgh, PA 15222-3779       Securities Corp.

Thomas R. Donahue               Director, Assistant Secretary,
Federated Investors Tower       Assistant Treasurer,
Pittsburgh, PA 15222-3779       Federated Securities Corp.Corp

John B. Fisher                  President-Institutional Sales,    --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                   President-Broker/Dealer,          --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer              Executive Vice President of       --
Federated Investors Tower       Bank/Trust, Federated
Pittsburgh, PA 15222-3779       Securities Corp.

David M. Taylor                 Executive Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                   Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                 Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                  Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.            Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives            Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779


James S. Hamilton               Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779



James M. Heaton                 Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Underwriter         With Registrant

Keith Nixon                     Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV             Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion              Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk              Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                 Vice President, Secretary,        --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis        Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                   Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.          Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.          Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson            Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen               Vice President,                   --
Federated Investors Tower       Federated Securites Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Underwriter         With Registrant

Jill Ehrenfeld                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher             Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales             Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa              Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                   Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien              Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager          Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III            Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Underwriter         With Registrant

Robert F. Phillips              Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                     Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck            Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart              Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                   Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Underwriter         With Registrant

John F. Wallin                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski           Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                 Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                   Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings            Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka             Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff             Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                   Treasurer,                        --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                 Assistant Secretary,              --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779


      (c)  Not applicable

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-b promulgated thereunder are maintained at one of the following locations:

            Registrant                             Federated Investors Tower
                                                   1001 Liberty Avenue
            Tax-Free Instruments Trust             Pittsburgh, PA  15222-3779

            Federated Shareholder Services Company  Federated Investors Tower
             P.O. Box 8600
              Services Company                     1001 Liberty Avenue
            (Transfer Agent, Dividend              Pittsburgh, PA 15222-3779
             Disbursing Agent and
             Portfolio Recordkeeper)

                                                   Pittsburgh, PA  15222-3779
            (Transfer Agent, Dividend              Boston, MA  02266-8600
             Disbursing Agent and Portfolio
             Portfolio Recordkeeper)

            Federated Services Company         Federated Administrative Services
                                               Federated Investors Tower
            (Administrator)                    1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779

            Federated Management               Federated Investors Tower
            (Adviser)                          1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779

            State Street Bank and Trust        P.O. Box 8600
              Company                          Boston, MA  02266-8600
            (Custodian)

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TAX-FREE INSTRUMENTS TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd8th day of May, 19978.

                           TAX-FREE INSTRUMENTS TRUST


                  BY: /s/ Karen M. Brownlee
                  Karen M. Brownlee, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  May 28, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE

By: /s/ Karen M. Brownlee
    Karen M. Brownlee             Attorney In Fact          May 28, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigleEdward C. Gonzales*      Executive Vice President,
                                  Secretary and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

Gregor F. Meyer*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney